Short-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-Term Debt

The short term debt balances were as follows:

	June 30, 2021	December 31, 2020

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity	$75,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	-	71,238

Loans fro m Shanghai Bank with interest rates 1.00%-2.43% per annum due September 2021	442,688	-

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019	210,000	346,250

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - February 2021	310,000	313,500

Short term three month loan at 0% interest from a shareholder in June 2020	-	35,000

Balance at end of period	$1,037,688	$865,988

The short term debt balances were as follows:

	December 31, 2020	December 31, 2019

Unsecured loan from a shareholder in April 2018 for $100,000 at a 50% interest rate and six month maturity	$100,000	$100,000

Loan from Hua Nan Bank in 2020 at 2.42% interest rate per annum and due June 2021, 2019 loan at 2.61% interest paid February - April 2020	71,238	267,478

Debenture agreements with various shareholders at 10% interest rate beginning in February 2019 - December 2019	346,250	346,350

Debenture agreements with various shareholders at 10%-20% interest rate beginning in January 2020 - December 2020	313,500	-

Short term three month loan at 0% interest from a shareholder in June 2020	35,000	-

Balance at end of period	$865,988	$713,828